DEPOSITS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2024
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF DEPOSITS AND OTHER CURRENT ASSETS NET

Deposits and other current assets, net consist of the following:

	September 30, 2024	September 30, 2023

Deposits	$51,623	$51,193
Other current assets, net	-	2,419
Less: allowance for expected credit loss	(540)	(56)
	$51,083	$53,556

SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	September 30, 2024	September 30, 2023

Balance at beginning of the year	$49,573	$28,382
(Reversal of) provision	(29,251)	21,191
Ending balance	$20,322	$49,573

Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS	The movement of allowances for expected credit loss is as follow:
	September 30, 2024	September 30, 2023

Balance at beginning of the year	$56	$47
Provision	484	9
Ending balance	$540	$56